Condensed Financial Information of the Parent Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities
Net income (loss)	$ (1,074)	$ (851)	$ 7,442
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
-stock-based compensation	952	287	281
Changes in:
- Prepaid expenses and other receivables	(434)	506	(243)
- Accrued expenses and other payables	(434)	(3,999)	4,450
Net cash provided by (used in) operating activities	3,383	(7,524)	6,448
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	732	512	814
- Proceeds from shares subscribed	18	51	18
Net cash provided by financing activities	(24,196)	5,309	14,385
Cash flows provided by (used in) investing activities
Net cash provided (used in) investing activities	(4,417)	(10,913)	(5,133)
Decrease in cash and cash equivalents	(27,459)	(15,224)	15,298
Cash and cash equivalents, beginning of year	91,293	106,517	91,219
Cash and cash equivalents, end of year	63,834	91,293	106,517
Parent Company
Cash flows provided by (used in) operating activities
Net income (loss)	(1,074)	(851)	7,442
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
-stock-based compensation	952	287	281
-equity in (earnings) of subsidiaries	(6,129)	(856)	(9,397)
Changes in:
- Amount due from subsidiaries	3,792	(1,304)	2,505
- Prepaid expenses and other receivables	(61)	114	59
- Dividend receivables	0	0	1,043
- Amount due to subsidiaries	1,900	1,815	1,130
- Accrued expenses and other payables	82	(336)	(776)
Net cash provided by (used in) operating activities	(538)	(1,131)	2,287
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	732	512	848
- Proceeds from shares subscribed	18	51	18
Net cash provided by financing activities	750	563	866
Cash flows provided by (used in) investing activities
-Investment in subsidiaries	(878)	165	(4,042)
Net cash provided (used in) investing activities	(878)	165	(4,042)
Decrease in cash and cash equivalents	(666)	(403)	(889)
Cash and cash equivalents, beginning of year	997	1,400	2,289
Cash and cash equivalents, end of year	$ 331	$ 997	$ 1,400